Share-Based Compensation - Summary of Share Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of options, Beginning balance	69,721,006
Number of options, Granted	16,969,200
Number of options, Forfeited	(3,661,874)
Number of options, Repurchased and cancelled	(30,000)
Number of options, Exercised	(6,052,167)
Number of options, Cancelled (replaced by restricted shares)	(32,855,200)
Number of options, Ending balance	44,090,965	69,721,006
Number of options, Vested and expect to vest, Ending balance	44,090,965
Number of options, Exercisable, Ending balance	31,864,055
Weighted average exercise price, Beginning balance	$ 0.90
Weighted average exercise price, Granted	0.21
Weighted average exercise price, Forfeited	1.40
Weighted average exercise price, Repurchased and cancelled	0.0014
Weighted average exercise price, Exercised	0.0014
Weighted average exercise price, Cancelled (replaced by restricted shares)	0.0014
Weighted average exercise price, Ending Balance	0.19	$ 0.90
Weighted average exercise price, Vested and expect to vest, Ending balance	0.19
Weighted average exercise price, Exercisable, Ending balance	$ 0.27
Weighted average remaining contract life, Beginning balance	5 years 7 months 13 days	6 years 7 months 13 days
Weighted average exercise price, Vested and expect to vest, Ending balance	5 years 7 months 13 days
Weighted average remaining contract life, Exercisable, Ending balance	4 years 4 months 24 days
Weighted average grant date fair value, Beginning balance	$ 0.53
Weighted average grant date fair value, Granted	3.49
Weighted average grant date fair value, Forfeited	1.02
Weighted average grant date fair value, Repurchased and cancelled	0.10
Weighted average grant date fair value, Exercised	0.18
Weighted average grant date fair value, Cancelled (replaced by restricted shares)	1.55
Weighted average grant date fair value, Ending balance	0.91	$ 0.53
Weighted average grant date fair value, Vested and expect to vest, Ending balance	0.91
Weighted average grant date fair value, Exercisable, Ending balance	$ 0.39
Aggregate intrinsic value, Ending balance	$ 217,347,100	$ 44,616,903
Aggregate intrinsic value, Vested and expect to vest, Ending balance	217,347,100
Aggregate intrinsic value, Exercisable, Ending balance	$ 154,713,978